UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

File No. 033-00442
File No. 811-04413

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/X/

Pre-Effective Amendment No.	/ /
Post-Effective Amendment No. 59	/X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/X/

Amendment No. 59
(Check appropriate box or boxes)

DELAWARE GROUP CAEQUITY FUNDS IV
(Exact Name of Registrant as Specified in Charter)

2005 Market Street, Philadelphia, Pennsylvania 19103-7094
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (800) 523-1918

David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/ /	immediately upon filing pursuant to paragraph (b)
/X/	on June 30, 2016 pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on (date) pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
/X/	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 59, Amendment No. 59 to Registrant’s Registration Statement on Form N-1A (the “Amendment”) is being filed under Rule 485(b)(1)(iii) and incorporates by reference from Post-Effective Amendment No. 56, Amendment No. 56 (“PEA 56”) (i) the Prospectus for the Delaware Small Cap Growth Fund; (ii) the Statement of Additional Information for the aforementioned fund; and (iii) the Part C.  This Amendment is being filed for the purpose of delaying the effectiveness of PEA 56.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on this 6th day of June, 2016.

DELAWARE GROUP EQUITY FUNDS IV

By: /s/ Shawn Lytle
Shawn Lytle President/Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Shawn Lytle Shawn Lytle	President/Chief Executive Officer (Principal Executive Officer) and Trustee	June 6, 2016

Thomas L. Bennett * Thomas L. Bennett	Chairman and Trustee	June 6, 2016

Ann D. Borowiec* Ann D. Borowiec	Trustee	June 6, 2016

Joseph W. Chow * Joseph W. Chow	Trustee	June 6, 2016

John A. Fry * John A. Fry	Trustee	June 6, 2016

Lucinda S. Landreth * Lucinda S. Landreth	Trustee	June 6, 2016

Frances A. Sevilla-Sacasa * Frances A. Sevilla-Sacasa	Trustee	June 6, 2016

Thomas K. Whitford * Thomas K. Whitford	Trustee	June 6, 2016

Janet L. Yeomans * Janet L. Yeomans	Trustee	June 6, 2016

Richard Salus * Richard Salus	Senior Vice President/Chief Financial Officer (Principal Financial Officer)	June 6, 2016
*By: /s/ Shawn Lytle Shawn Lytle as Attorney-in-Fact for each of the persons indicated (Pursuant to Powers of Attorney previously filed)